FINANCIAL ASSETS	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
FINANCIAL ASSETS	FINANCIAL ASSETS

US$ MILLIONS	2024	2023
Current:
Marketable securities	$286	$631
Foreign currency forward contracts	45	23
Cross currency interest rate swaps	79	42
Loans and receivables	94	68
Other	165	170
Total current	$669	$934

Non-current:
Marketable securities	$136	$178
Foreign currency forward contracts	32	—
Cross currency interest rate swaps	155	120
Loans and receivables	154	75
Other	249	234
Total non-current	$726	$607